Interests in Other Entities	12 Months Ended
Jun. 30, 2025
Interests in Other Entities [Abstract]
Interests in other entities

12 Interests in other entities

(a) Subsidiaries

The group’s subsidiaries at 30 June 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the group, and the proportion of ownership interests held equals the voting rights held by the group. The country of incorporation or registration is also their principal place of business.

	Place of business/	Ownership interest held by the group		Ownership interest held by non-controlling interests
Name of entity	country of incorporation	2025%	2024%	2025%	2024%
Radiopharm Theranostics (USA) Inc	United States	100	100	-	-
Radiopharm Ventures LLC	United States	75	51	25	49
Pharma15 Corporation	United States	100	100	-	-

On 9 July 2022, Radiopharm Theranostics (USA) Inc. and The University of Texas MD Anderson Cancer Center formed Radiopharm Ventures, LLC, a joint venture to develop novel radiopharmaceutical therapeutic products for cancer. The joint venture will focus initially on developing products based on MD Anderson intellectual property.

Radiopharm Ventures, LLC is a limited liability company jointly owned by Radiopharm Theranostics (USA) Inc. (a wholly owned subsidiary of Radiopharm) (75%) and MD Anderson (25%). The University of Texas MD Anderson Cancer Center has granted a license to Radiopharm Ventures for certain patent and technology rights for development and commercialization effective from 11 September 2022. The license may continue until the later of twenty years from the effective date or the end of the life of the licensed patents. The license may be terminated at any time by mutual written agreement. The agreement between Radiopharm Ventures and MD Anderson includes royalty and milestone payment obligations that arise from the development and/or commercialization of licensed products. The costs will be shared by Radiopharm Theranostics (USA) Inc and MD Anderson and both parties will share ownership of the resultant intellectual property. At 30 June 2025 Radiopharm held control of the joint venture.

(b) Non-controlling interests

Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts disclosed for each subsidiary are before inter-group eliminations.

Comparatives are not disclosed below as Radiopharm Ventures, LLC was established in the 2023 financial year.

	Radiopharm Ventures, LLC
Summarized statement of financial position	30 June 2025 $	30 June 2024 $
Current assets	-	-
Current liabilities	-	-
Current net assets	-	-

Non-current assets	1,229,761	1,283,925
Non-current net assets	1,229,761	1,283,925
	-
Net assets	1,152,892	1,283,925
	-
Accumulated non-controlling interests	(1,920,100)	(769,276)

	Radiopharm Ventures, LLC
Summarized statement of comprehensive loss	30 June 2025 $	30 June 2024 $
Loss for the year	(6,110,449)	(4,008,597)
Total comprehensive loss	(6,110,449)	(4,008,597)
	-
Loss allocated to non-controlling interests	(1,639,368)	(1,964,213)